Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Derivative financial instruments
8.	Derivative financial instruments

Derivative financial instruments are contracted to protect the Company’s operations from exchange and interest rate fluctuations and are not used for speculation.

As of December 31, 2017, the Company had derivative financial instruments such as swaps and option to purchase interest rate, currency put and call options and Non-Deliverable Forwards (NDF).

The Company enters into swap contracts to exchange a floating rate loan to a fixed rate loan or to exchange cash flows in U.S. dollars for cash flows in reais, or vice versa, and to exchange Euros for U.S. dollars or vice versa according to the need to protect the transactions in accordance with the valuation of the Company. These derivative financial instruments are also contracted for the purpose of exchanging the investment index at pre-fixed interest rates for floating interest rates. The fair value of these instruments is measured using a discounted cash flow model, determined by applying the contractual rates up to maturity and discounted to present value on the date of the consolidated financial statements at the current market rates.

Cash flow hedges are contracted to protect highly probable cash flows denominated in reais related to salaries expenses against exchange rate variations. The financial instrument normally used by the Company for this type of transaction is the zero-cost collar, which consists of buying put options and selling call options contracted with the same counterparty and with zero net premium. The fair value of these instruments is determined in accordance with the observable market pricing model (through market information providers) and widely used by market players to measure similar instruments. When the U.S. dollar closing rate is between the put and call exercise values, the fair value reflects the extrinsic value of the option, i.e., the value that is directly connected to the time remaining to maturity. The projected cash flows will affect the income statement according to the accrual period.

Non- Deliverable Forwards are contracted to protect the Company against the risk of fluctuations in exchange rates. The fair value is determined in accordance with the observable market pricing model.

As of December 31, 2017, the Company did not have any derivative contracts subject to margin calls.

			Settlement date	Consolidated
Purpose	Risk	Counterparty		12.31.2017	12.31.2016
Brazilian Real expenses (i)	Exchange rate	Citibank	2018	0.8	3.5
		BofaMLynch	2018	0.3	1.0
		Santander	2018	1.4	0.5
		BNP PARIBAS	2018	1.3	—
Export financing (ii)	Interest rate	Bradesco	2018	3.7	3.5
		Votorantim	—	—	(0.1)
		BofaMLynch	2018	4.5	4.9
		Santander	2019	5.0	3.9
Project development (ii)	Interest rate	Itau BBA	2023	0.3	0.1
		Votorantim	2022	0.5	0.1
		BofaMLynch	2023	0.7	0.3
		Santander	2023	2.7	1.7
		HSBC	2022	0.4	0.1
		Société Générale	2022	0.2	—
		Safra	2022	0.2	0.1
		Morgan Stanley S/A	2023	3.0	2.6
		Bradesco	2022	0.7	0.6
Investments (iii)	Interest rate	Bradesco	2018	(1.1)	—
		Santander	2018	(0.1)	—
		BNP PARIBAS	2018	(0.1)	—
Export (iv)	Exchange rate and Interest rate	Santander	2018	(0.1)	(0.3)
Export (v)		Itau BBA	2027	0.5	—

Derivatives designated as hedge accounting				24.8	22.5

Recourse and non-recourse debt (vi)	Interest rate	Natixis	2022	1.0	1.9
Acquisition of property, plant and equipment (vii)	Interest rate	Compass Bank	2024	(0.2)	(0.3)
Export (viii)	Exchange rate	Santander Totta	2017	—	(0.4)
		Natixis	2018	(0.3)	—
		BNP PARIBAS	2018	0.1	—

Other Derivatives				0.6	1.2

				25.4	23.7

(i)	Zero-cost collar derivative financial instruments, designated as cash flow hedges, of US$ 72.3, equivalent to R$ 245.8 million, through purchase of a PUT option with an exercise price of R$ 3.40 and sales of CALL with an average weighted exercise price of R$ 3.7591 for the year 2017, and the amount of US$ 249.9, equivalent to R$ 829.9 million, through purchase of a PUT option with an exercise price of R$ 3.32 and sales of a CALL option with an exercise price of R$ 3.7520 for 2018;

(ii)	Derivative financial instruments (interest swaps), designated as hedge accounting of interest, of R$ 1,961.9 million, equivalent to US$ 593.1, from the Export and Project Development debt lines, subject to a weighted average fixed interest rate of 6.27% p.a. to a weighted average floating rate equivalent to 44.14% of the CDI (Interbank Deposit Certificate).
(iii)	Derivative financial instruments (interest swaps) designated as hedge accounting of interest, which converted the amount of R$ 287.9 million, equivalent to US$ 86.8, of investments with a fixed weighted average interest rate of 10.6% p.a. to a floating weighted average rate equivalent to 101.87% of the CDI (Interbank Deposit Certificate).
(iv)	Derivative financial instruments (swaps), in the amount of US$ 2.9, equivalent to R$ 9.4 million related to the exchange of currency from the U.S. dollar to the real and a fixed rate of 4.65% p.a. to a floating rate equivalent to 129.50% of the CDI (Interbank Deposit Certificate).
(v)	Derivative financial instruments (interest swaps) designated as hedge accounting of interest, which converted the amount of R$ 330.8 million, equivalent to US$ 100.0, from a debt instrument with LIBOR interest rate of 6 months to fixed interest of 2.37% p.a.;
(vi)	Derivative financial instruments (swaps), which converted the amount of R$ 43.5 million, equivalent to US$ 13.2 for recourse and non-recourse debt, from an average fixed interest rate of 8.41% p.a., to a floating rate equivalent to LIBOR 6 month + 1.14% p.a.;
(vii)	Derivative financial instruments (swaps), relating to a transaction of R$ 12.2 million, equivalent to US$ 3.7, which converted funding transactions subject to LIBOR 1 month + 2.44% p.a. floating interest rates to a fixed interest rate of 5.23% p.a.;
(viii)	Derivative financial instruments (Non-Deliverable Forwards), amounting to US$ 23.4 equivalent to R$ 77.4 million, relating to U.S. dollar to Euro currency exchanges

At December 31, 2017 and December 31, 2016, the fair value of derivative financial instruments was presented in the Statement of Financial Position as follows:

	12.31.2017	12.31.2016
Assets
Current portion	29.5	21.0
Non-current	4.8	11.1
Liabilities
Current portion	(8.8)	(8.4)
Non-current	(0.1)	—

Net derivative financial instruments	25.4	23.7